Commitments and Contingencies (Details)	6 Months Ended
	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 JPY (¥)
Commitments and Contingencies [Line Items]
Monetary damages amount | $		$ 2,925,747
Aggregate were temporarily seized | ¥	¥ 31,486,253
Restricted cash	¥ 31,486,253		$ 206,671